NVIT Invesco Small Cap Growth Fund Average Annual Total Returns	12 Months Ended	44 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Russell 3000® Index (reflects no deduction for fees or expenses)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	17.15%	15.37%	13.15%	14.29%
Russell 2000® Growth Index (reflects no deduction for fees or expenses)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	13.01%		3.18%	9.57%
Class I Shares
Prospectus [Line Items]
Average Annual Return, Percent	16.36%		4.94%	11.73%
Class II Shares
Prospectus [Line Items]
Average Annual Return, Percent	16.08%		4.69%	11.45%